Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Net loss	€ (378,045)	€ (5,049)	€ (4,911)
Net loss from discontinued operations	(711)	(1,212)	(1,732)
Net loss from continuing operations	(377,334)	(3,837)	(3,179)
Adjust net loss for items not involving cash:
Depreciation and amortization (Note 2 and 10)	1,176	85	32
Credit losses (Note 11)	1,540
Impairment on non-financial assets (Note 7)	81,999
Deferred tax benefit (Note 2)	(1,649)
Net impairment loss on prepayment for digital assets (Note 9)	14,426
Impairment on receivable for private company shares (Note 2)	882
Fair value gain on financial assets at FVTPL		7
Gain on previously held interest in acquired entity (Note 2)	(2,042)
Staking income from digital assets (Note 9)	(1,535)
Change in warrant expense (Note 13)	(44)	14	(164)
Share-based compensation (Note 5, Note 14)	269,125	961	280
Change in contingent consideration	(14)	(61)	39
Interest expense	251
Debt conversion	42
Interest paid on long term borrowing		(5)
Changes in working capital items:
Accounts receivable and other receivables, net	(3,121)	(317)	10
Prepayment and other current assets	(726)	(163)	94
Accounts payable	4,715	467	478
Contract liabilities and deferred revenue	1,076	(233)	56
Accruals and other current liabilities	1,271	55	(152)
Net cash used in operating activities from continuing operations	(9,962)	(3,027)	(2,506)
Net cash provided by (used in) operating activities from discontinued operations	(701)	9	(389)
Net cash used in operating activities	(10,663)	(3,018)	(2,895)
Cash flows from investing activities:
Acquisition of subsidiaries. net of cash acquired (Note 2)	(3,100)	(500)	(598)
Purchase of property and equipment	(15)	(2)
Purchase of digital assets (inclusive of prepayment) (Note 9)	(103,491)
Purchase of intangible assets	(3,498)
Purchase of financial assets at FVTPL			(422)
Proceeds from sale of financial assets at FVTPL		415
Net cash used in investing activities from continuing operations	(110,104)	(87)	(1,020)
Net cash used in investing activities from discontinued operations	(32)	(208)	(989)
Net cash used in investing activities	(110,136)	(295)	(2,009)
Cash flows from financing activities:
Loan from shareholder	277
Proceeds from shares issuance for cash, net of issuance costs (Note 13)	131,706	2,623	6,777
Redemption of Class A ordinary shares	(14)
Proceeds from the debt borrowing		294
Proceeds from warrant exercises (Note 13)	167
Contribution from minority interest member	713
Partial repayment of debt	(131)	(100)	(52)
Net cash provided by financing activities from continuing operations	132,718	2,817	6,725
Net cash provided by (used in) financing activities from discontinued operations	488	(137)
Net cash provided by financing activities	133,206	2,680	6,725
Net increase (decrease) in cash	12,407	(633)	1,821
Cash, beginning of year	1,522	2,177	347
Cash paid for acquisitions less cash acquired			(31)
Effect of foreign exchange rate changes	2,270	(22)	40
Cash, end of year	16,199	1,522	2,177
Right-of-use assets obtained in exchange for lease liabilities			701
In-kind contribution of stock in private company	8,435
Shares pending cancellation	22
Non-cash contributions in exchange for digital assets	98,978
Income taxes
Interest